Accrued expenses and other current liabilities	12 Months Ended
Jun. 30, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses and other current liabilities
7. Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of (in thousands):

	June 30, 2021	June 30, 2020	June 30, 2019
Consulting and professional fees	$954	$567	$719
Research and development	—	80	—
Payroll and related benefits	3,493	24	28
Other	155	12	85

	$4,602	$683	$832